Income Taxes - Reconciliation of Total Gross Liability Related to Uncertain Tax Positions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning Balance	$ 28,398	$ 29,789	$ 20,949
Additions for tax positions related to prior years	0	4,242	0
Reductions for tax positions related to prior years	(348)	0	(1,639)
Additions for tax positions related to current year	2,061	3,639	10,802
Lapses in statutes of limitations	(473)	(10,057)	(323)
Foreign currency translation adjustment	(495)	785	0
Ending Balance	$ 29,143	$ 28,398	$ 29,789